Note 17 - Mezzanine Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				4 Months Ended	6 Months Ended	12 Months Ended
	Mar. 30, 2020	Jun. 30, 2019	Mar. 29, 2019	Dec. 02, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deemed Dividend on Temporary Equity Realized Redemptions						$ 1,868
Adjustments to Additional Paid in Capital, Beneficial Conversion Feature of Convertible Preferred Stock						$ 9,339
Conversion of Series E Preferred Stock into Commmon Stock [Member]
Convertible Preferred Stock, Conversion Price (in dollars per share)					$ 0.60	$ 0.60
Conversion of Stock, Shares Converted (in shares)						15,724
Conversion of Stock, Shares Issued (in shares)						26,206,667
Series E Preferred Stock [Member]
Dividends, Preferred Stock, Cash					$ 1,621
Temporary Equity, Accretion to Redemption Value						$ 4,227
Adjustments to Additional Paid in Capital, Beneficial Conversion Feature of Convertible Preferred Stock						$ 9,339
Family Trading Inc [Member] | Series E Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)			27,129
Shares Issued, Price Per Share (in dollars per share)			$ 1,000
Convertible Preferred Stock, Conversion Price (in dollars per share)			$ 20
Convertible Preferred Stock, Conversion Price, Percentage of VWAP			80.00%
Preferred Stock, Number of Common Shares Voting Rights (in shares)			1,000
Preferred Stock, Liquidation Preference Per Share (in dollars per share)			$ 1,000
Preferred Stock Redemption Premium, Percent of Liquidation Amount Redeemed			15.00%	15.00%
Preferred Stock, Dividend Rate, Percentage			15.00%
Preferred Stock, Accrued Dividend, Interest Rate			15.00%
Preferred Stock Dividends, Shares (in shares)		1,029
Stock Redeemed or Called During Period, Shares (in shares)				12,434
Stock Redeemed or Called During Period, Value				$ 14,302
Deemed Dividend on Temporary Equity Realized Redemptions				$ 1,868
Family Trading Inc [Member] | Series E Preferred Stock [Member] | Minimum [Member]
Convertible Preferred Stock, Conversion Price (in dollars per share)			$ 0.60
Yorkville [Member] | Series B Preferred Stock [Member] | Forecast [Member]
Preferred Stock Redemption Premium, Percent of Liquidation Amount Redeemed	20.00%